STOCK BASED COMPENSATION - Expense and Unvested (Details)-Q - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share based compensation	$ 336,728	$ 0	$ 681,188	$ 0	$ 191,205	$ 0
Unvested share based compensation	471,389		471,389		$ 60,510	$ 0
Directors
Share based compensation	$ 33,291		$ 33,291